Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 21, 2018
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Self-Indexed Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001657201
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 21, 2018
Prospectus Date	rr_ProspectusDate	Nov. 21, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A